FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Monte Carlo model for the Subscription Agreement (Details)	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares
Discount rate
FAIR VALUE MEASUREMENTS
Subscription agreement	0.11
Market price of public shares
FAIR VALUE MEASUREMENTS
Subscription agreement	0.19	62.4
Equity volatility
FAIR VALUE MEASUREMENTS
Subscription agreement	1.677	0.262
Risk-free rate
FAIR VALUE MEASUREMENTS
Subscription agreement	0.0421	0.0505